RETIREMENT AND TERMINATION BENEFIT PLANS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Overseas USD ($)	Mar. 31, 2012 Overseas JPY (¥)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2010 Overseas JPY (¥)	Mar. 31, 2012 Unfunded Other Postretirement Benefit Plans USD ($)	Mar. 31, 2012 Unfunded Other Postretirement Benefit Plans JPY (¥)	Mar. 31, 2011 Unfunded Other Postretirement Benefit Plans JPY (¥)	Mar. 31, 2012 Equity securities USD ($)	Mar. 31, 2012 Equity securities JPY (¥)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Measurement date of plans	--03-31	--03-31
Pension plan assets, common stock	$ 290,305	¥ 23,805,000	¥ 23,805,000								$ 110	¥ 9,000
Expected contribution of domestic and foreign defined benefit plans	30,268	2,482,000
Defined contribution plan expenses charged to income				2,256	185,000	183,000	188,000
Retirement allowances for Directors and the Statutory Auditors								$ 4,683	¥ 384,000	¥ 384,000